Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Summary Of Long-Term Debt

Long-term debt consists of the following:

	Maturity Date	March 30, 2013	September 29, 2012
Term loan	April 2015	$1,128	$1,134
Term loan	February 2020	1,400	—
Revolving line of credit	June 2016	51	73
9 1/2% Second Priority Senior Secured Notes	May 2018	500	500
9 3/4% Second Priority Senior Secured Notes	January 2021	800	800
Senior Unsecured Term Loan	June 2014	18	39
Retired debt		—	1,845
Debt discount, net		(8)	(11)
Capital leases and other	Various	110	91

		3,999	4,471
Less current portion of long-term debt		(57)	(40)

		$3,942	$4,431

Long-term debt consists of the following as of fiscal year-end 2012 and 2011:

	Maturity Date	2012	2011
Term loan	April 2015	$1,134	$1,146
Revolving line of credit	June 2016	73	195
First Priority Senior Secured Floating Rate Notes	February 2015	681	681
8 1/4% First Priority Notes	November 2015	370	370
Second Priority Senior Secured Floating Rate Notes	September 2014	210	210
9 1/2% Second Priority Notes	May 2018	500	500
Senior Unsecured Term Loan	June 2014	39	56
9 3/4% Second Priority Notes	January 2021	800	800
10 1/4% Senior Subordinated Notes	March 2016	127	127
11% Senior Subordinated Notes	September 2016	455	455
Debt discount, net		(9)	(13)
Capital leases and other	Various	91	100

		4,471	4,627
Less current portion of long-term debt		(40)	(46)

		$4,431	$4,581

Future Maturities Of Long-Term Debt	Future maturities of long-term debt as of fiscal year-end 2012 are as follows:

2013	$40
2014	281
2015	1,813
2016	1,035
2017	4
Thereafter	1,307

$4,480